SUPPLEMENTARY BALANCE SHEET INFORMATION	12 Months Ended
Dec. 31, 2015
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
SUPPLEMENTARY BALANCE SHEET INFORMATION
NOTE 8      -   SUPPLEMENTARY BALANCE SHEET INFORMATION

Other Payables and Accrued Expenses

	December 31,
	2 0 1 5	2 0 1 4
	(in thousands)

Payroll and related amounts	$11	$24
Accrued expenses	158	342
	$169	$366